BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2026
Loss per share
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

6.	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders for the period by the weighted-average number of common shares outstanding (“Common Shares”) during the period.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of Common Shares outstanding, adjusted for the effect of potentially dilutive securities. For the periods presented in which the Company incurred a net loss, all potentially dilutive securities were anti-dilutive and have been excluded from the calculation of diluted loss per share. As a result, basic and diluted loss per share are the same.

For periods presented with net income, the Company applied the treasury stock method to calculate the potential dilutive effect of unvested RSUs and unexercised stock options in periods in which the Company reports net income. The Company does not pay dividends or have participating securities outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted earnings (loss) per share.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Weighted-average number of Common Shares - basic	230,278	214,787	227,844	213,738
Effect of Dilutive Securities:
RSUs	-	8,445	-	-
Options	-	10,134	-	-
Weighted-average numbers of Common Shares - diluted	230,278	233,366	227,844	213,738
Earnings (Loss) per share
Basic earnings (loss) per share	$(0.03)	$0.01	$(0.05)	$(0.02)
Diluted earnings (loss) per share	$(0.03)	$0.01	$(0.05)	$(0.02)

The following potential common shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Options	10,333	70	10,333	13,737
RSUs	26,167	—	26,167	17,010
Total	36,500	70	36,500	30,747